Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Tax provision	$ 120	$ 40
Valuation allowance related to net operating losses	47,000	39,600
Accrued interest or penalties	0	0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	494,800	330,200
Net operating loss ("NOL") carryforwards, subject to expire	73,700
Net operating loss ("NOL") carryforwards, carried forward indefinitely	421,100
Federal and state tax credits	9,200
State
Operating Loss Carryforwards [Line Items]
Net operating loss ("NOL") carryforwards	323,800	$ 232,100
Federal and state tax credits	$ 1,800